LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2014
LONG-TERM DEPOSITS [Abstract]
LONG-TERM DEPOSITS
10.	LONG-TERM DEPOSITS

Long term deposits consist of the following:

	As of December 31,
	2013	2014

Concession fee deposits	$19,780	$19,544
Office rental deposits	717	756
	$20,497	$20,300

Concession fee deposits normally have terms of three to five years and are refundable at the end of the concession terms. Office rental deposits normally have terms of two to three years and are refundable at the end of the lease term.

The long term deposits are not within the scope of the accounting guidance regarding interests on receivables and payables, because they are intended to provide security for the counterparty to the concession rights or office rental agreements. Therefore, the deposits are recorded at costs.